Spin-off (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Property and equipment, net	$ 207,205	$ 207,436
Deferred costs	7,592	7,027
Other assets	275	179
Assets of discontinued operation	0	61,134
Line of credit	8,494	10,363
Accounts payable and accrued liabilities	3,456	3,948
Deferred compensation	1,400	1,247
Liabilities of discontinued operation	$ 0	28,412
Patriot Transportation
Property and equipment, net		42,174
Accounts receivable, net		7,119
Deferred costs		11,809
Other assets		32
Assets of discontinued operation		61,134
Line of credit		7,282
Accounts payable and accrued liabilities		11,489
Deferred compensation		717
Deferred income taxes		8,924
Liabilities of discontinued operation		$ 28,412